Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 18 – Subsequent events

On July 1, 2014, the Company entered into a new office lease agreement.  The lease is for forty months, commencing on July 1, 2014 and ending on October 31, 2017.  The lease requires monthly payments of $5,988.

Note 15 – Subsequent events

On January 17, 2014, the Company entered into a revolving line of credit agreement with Cornerstone Bank, N.A.  The agreement provides for an aggregate of up to $700,000 at any time outstanding pursuant to a revolving line of credit and matures on January 16, 2015.  The agreement is secured by inventory, work in process, accounts receivable and was personally guaranteed by the Company’s Chief Executive Officer/President.  Borrowings bear interest at 6% per annum, with monthly interest payments to be paid by the Company.

On January 17, 2014, the Company made a payment of $597,500 as a down payment of 50% for the purchase of 10,000 units of its Pro V2 devices from its supplier.

On February 3, 2014, the Company entered into a three month consulting agreement, for management consulting, business advisory, shareholder information and public relations services.

On February 12, 2014, the Company received $50,000 from a director in the form of a promissory note.  The note is unsecured, bears interest of 12% per annum and is due on July 15, 2014.  In association with this note, the director was also issued 50,000 warrants to purchase common stock.

On February 24, 2014, the Company received $25,000 from a director in the form of a promissory note.  The note is unsecured, bears interest of 12% per annum and is due on July 15, 2014.  In association with this note, the director was also issued 25,000 warrants to purchase common stock.

On February 24, 2014, the Company received $25,000 from its CEO in the form of a promissory note.  The note is unsecured, bears interest of 12% per annum and is due on July 15, 2014.  In association with this note, the CEO was also issued 400,000 warrants to purchase common stock.

On February 24, 2014, the Company received $25,000 from an unaffiliated third party in the form of a promissory note.  The note is unsecured, bears interest of 12% per annum and is due on July 15, 2014.  In association with this note, the third party was also issued 25,000 warrants to purchase common stock.

During the first quarter of 2014, the Company initiated development activities for the new consumer version of its product.  To date, expenses for this project have totaled approximately $20,000.